Organization and Description of Business (Details) - USD ($)		12 Months Ended
	Aug. 01, 2022	Jul. 31, 2022
Delaware Limited Liability Company [Member]
Organization and Description of Business [Line Items]
Limited partner interest		76.60%
ATIF GP [Member]
Organization and Description of Business [Line Items]
Equity interest	$ 50,000